Intangible Assets - Summary of Sensitivity Analysis for Cash Generating Unit (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Impairment Test One [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	12.15%	12.12%
Percentage of currently estimated PLF	26.27%	26.27%
Percentage of increase in discount rate	1.04%	0.38%
Percentage of decrease in PLF	1.66%	0.62%
Impairment Test Two [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	12.15%	11.43%
Percentage of currently estimated PLF	22.50%	22.50%
Impairment Test Two [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	13.22%	13.09%
Percentage of currently estimated PLF	31.70%	31.70%
Impairment Test Three [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	12.25%	11.74%
Percentage of currently estimated PLF	18.13%	18.13%
Impairment Test Three [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in value in use calculations	14.15%	13.52%
Percentage of currently estimated PLF	24.62%	24.62%